Lessee Accounting (Future Minimum Lease Payments) (Detail) ¥ in Millions	Dec. 31, 2022 JPY (¥)
Leases [Abstract]
2023	¥ 35,535
2024	26,718
2025	20,058
2026	13,704
2027	9,645
Thereafter	17,949
Total future minimum lease payments	123,609
Less Imputed Interest	(4,997)
Operating leases	¥ 118,612